Accrued Expenses and Other Current Liabilities - Narrative (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued employee benefits, current	$ 7,352
Employee-related Liabilities, Current
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued employee benefits, current	1,973
Other Accrued Liabilities, Current
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued employee benefits, current	$ 478